Commitments and Contingencies (Detail) - USD ($)		5 Months Ended	9 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Sep. 30, 2021
Commitments And Contingencies [Line Items]
Deferred underwriting commission per unit (in Dollars per share)			$ 0.35
Deferred underwriting commissions (in Dollars)			$ 8,000,000.0
LIVE OAK ACQUISITION CORP. I I [Member]
Commitments And Contingencies [Line Items]
Description Of Underwriting Agreement			The underwriters agreed that they will not receive any underwriting discounts or commissions on up to 10% of the Units sold in the Initial Public Offering that may be purchased by certain investors identified by the Sponsor. As a result, the underwriters did not receive $450,000 of the 2% upfront underwriting discount and $787,500 of the 3.5% deferred underwriting discount, in each case attributable to Units sold to certain investors identified by the Sponsor.
Deferred Fee Per Unit Price / shares		$ 0.35
Deferred underwriters fee		$ 8,067,500
Over-Allotment Option [Member] | Common Class A [Member]
Commitments And Contingencies [Line Items]
Aggregate shares (in Shares) | shares			3,300,000
IPO [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting commission per unit (in Dollars per share)			$ 0.20
Deferred underwriting commissions (in Dollars)			$ 4,600,000
Deferred underwriters fee	$ 4,610,000